Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment
D.3.1. Property, plant and equipment owned
Property, plant and equipment owned by Sanofi is comprised of the following items:

(€ million)	Land	Buildings	Machinery and equipment	Fixtures, fittings and other	Property, plant and equipment in process	Total
Gross value at January 1, 2021	236	6,828	11,127	2,524	2,454	23,169
Changes in scope of consolidation	—	11	15	2	2	30
Acquisitions and other increases	—	10	51	39	1,404	1,504
Disposals and other decreases	(3)	(75)	(153)	(80)	(3)	(314)
Currency translation differences	6	169	155	34	79	443
Transfers(a)	1	227	453	136	(839)	(22)
Gross value at December 31, 2021	240	7,170	11,648	2,655	3,097	24,810
Changes in scope of consolidation	(17)	(294)	(1,480)	(163)	(150)	(2,104)
Acquisitions and other increases	—	11	54	41	1,642	1,748
Disposals and other decreases	(1)	(161)	(240)	(155)	(2)	(559)
Currency translation differences	17	122	144	29	35	347
Transfers(a)	(2)	480	722	108	(1,626)	(318)
Gross value at December 31, 2022	237	7,328	10,848	2,515	2,996	23,924
Changes in scope of consolidation	—	(11)	(29)	(7)	(4)	(51)
Acquisitions and other increases	—	27	47	36	1,583	1,693
Disposals and other decreases	(2)	(50)	(340)	(100)	(10)	(502)
Currency translation differences	(5)	(94)	(71)	(30)	(45)	(245)
Transfers(a)	(2)	481	457	86	(1,071)	(49)
Gross value at December 31, 2023	228	7,681	10,912	2,500	3,449	24,770
Accumulated depreciation & impairment at January 1, 2021	(10)	(3,898)	(7,792)	(1,981)	(123)	(13,804)
Depreciation expense	—	(306)	(592)	(167)	—	(1,065)
Impairment losses, net of reversals	—	(3)	(22)	(2)	(12)	(39)
Disposals and other decreases	—	74	149	75	1	299
Currency translation differences	—	(80)	(99)	(29)	—	(208)
Transfers(a)	1	23	16	(11)	6	35
Accumulated depreciation & impairment at December 31, 2021	(9)	(4,190)	(8,340)	(2,115)	(128)	(14,782)
Changes in scope of consolidation	—	201	1,202	130	—	1,533
Depreciation expense	—	(356)	(622)	(164)	—	(1,142)
Impairment losses, net of reversals	(1)	(50)	(58)	(2)	(75)	(186)
Disposals and other decreases	—	133	201	153	31	518
Currency translation differences	—	(52)	(69)	(22)	5	(138)
Transfers(a)	—	89	49	5	(1)	142
Accumulated depreciation & impairment at December 31, 2022	(10)	(4,225)	(7,637)	(2,015)	(168)	(14,055)
Changes in scope of consolidation	—	5	16	3	—	24
Depreciation expense	—	(321)	(620)	(139)	—	(1,080)
Impairment losses, net of reversals	—	(30)	(46)	(4)	(50)	(130)
Disposals and other decreases	—	48	334	98	8	488
Currency translation differences	2	45	44	21	—	112
Transfers(a)	—	(22)	36	(1)	18	31
Accumulated depreciation & impairment at December 31, 2023	(8)	(4,500)	(7,873)	(2,037)	(192)	(14,610)
Carrying amount at December 31, 2021	231	2,980	3,308	540	2,969	10,028
Carrying amount at December 31, 2022	227	3,103	3,211	500	2,828	9,869
Carrying amount at December 31, 2023	220	3,181	3,039	463	3,257	10,160
(a)    This line includes in particular property, plant and equipment in process brought into service during the period, but also the effect of the reclassification of assets to Assets held for sale or exchange.
The table below sets forth acquisitions and capitalized interest by operating segment for the years ended December 31, 2023, 2022 and 2021:

(€ million)	2023	2022	(a)	2021	(b)
Acquisitions	1,693	1,748		1,504
Biopharma	1,592	1,678
of which Manufacturing & Supply	1,188	1,129
Pharmaceuticals				1,010
Vaccines				421
Consumer Healthcare	101	70		73
of which Manufacturing & Supply	90	63
Of which capitalized interest	26	17		14
(a)    2022 figures have been adjusted to take into account of the two new operating segments, Biopharma and Consumer Healthcare, effective January 1, 2023.
(b)    Due to a lack of available data and the complex adjustments that would be required (particularly for our reporting tools), the 2021 figures have not been restated to reflect changes arising from our new organizational structure.

Off balance sheet commitments relating to property, plant and equipment as of December 31, 2023, 2022 and 2021 are set forth below:

(€ million)	2023	2022	2021
Firm orders of property, plant and equipment	638	861	769
Property, plant and equipment pledged as security for liabilities	16	—	9
The table below sets forth the net impairment losses recognized in each of the last three financial periods:

(€ million)	2023	2022	2021
Net impairment losses on property, plant and equipment(a)	130	186	39
(a)    These amounts mainly comprise impairment losses recognized as a result of decisions taken during the periods presented, relating primarily to shutdowns or changes in use of industrial sites.
D.3.2. Property, plant and equipment leased – right-of-use assets
Right-of-use assets relating to property, plant and equipment leased by Sanofi are analyzed in the table below:

(€ million)	Right-of-use assets
Gross value at January 1, 2021	1,711
Changes in scope of consolidation	93
Acquisitions and other increases(b)	963
Disposals and other decreases	(91)
Currency translation differences	76
Transfers(a)	(7)
Gross value at December 31, 2021	2,745
Changes in scope of consolidation	(26)
Acquisitions and other increases	292
Disposals and other decreases	(232)
Currency translation differences	101
Transfers(a)	(8)
Gross value at December 31, 2022	2,872
Acquisitions and other increases	247
Disposals and other decreases	(314)
Currency translation differences	(58)
Transfers(a)	(75)
Gross value at December 31, 2023	2,672
Accumulated depreciation & impairment at January 1, 2021	(513)
Depreciation and impairment charged in the period	(315)
Disposals and other decreases	40
Currency translation differences	(15)
Transfers(a)	6
Accumulated depreciation & impairment at December 31, 2021	(797)
Changes in scope of consolidation	14
Depreciation and impairment charged in the period	(341)
Disposals and other decreases	82
Currency translation differences	(17)
Transfers(a)	2
Accumulated depreciation & impairment at December 31, 2022	(1,057)
Depreciation and impairment charged in the period	(292)
Disposals and other decreases	276
Currency translation differences	21
Transfers(a)	34
Accumulated depreciation & impairment at December 31, 2023	(1,018)
Carrying amount at December 31, 2021	1,948
Carrying amount at December 31, 2022	1,815
Carrying amount at December 31, 2023	1,654
(a)    This line also includes the effect of the reclassification of assets to Assets held for sale or exchange.
(b)    In December 2018, Sanofi signed two leases on real estate assets in the United States (at Cambridge, Massachusetts) for an initial lease term of 15 years. The first lease, relating to office space, began in April 2021; Sanofi recognized a right-of-use asset of €320 million, as well as the lease liability. The second lease, relating to laboratory facilities, began on July 1, 2021; Sanofi recognized a right-of-use asset of €424 million, as well as the lease liability.

Leased assets comprised offices and industrial premises (90%) and the vehicle fleet (10%) as of December 31, 2023.
Annual lease costs on short term leases and low value asset leases amounted to €19 million in the year ended December 31, 2023, €26 million in the year ended December 31, 2022, and €25 million in the year ended December 31, 2021. Variable lease payments, sub-leasing activities, and sale-and-leaseback transactions were immaterial.
Total cash outflows on leases (excluding annual lease costs on short term leases and low value asset leases) were €315 million in the year ended December 31, 2023, €389 million in the year ended December 31, 2022, and €302 million in the year ended December 31, 2021.
A maturity analysis of the lease liability is disclosed in Note D.17.2.
Commitments related to short-term leases and low value asset leases, including future payments for lease contracts committed but not yet commenced, are disclosed in Note D.21.